Advances for drilling units under construction and related costs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Balance at beginning of year	$ 545,469
Impairment loss (advances and related costs for drilling unit under construction)	(1,048,828)	$ (3,776,338)	$ (414,986)
Balance at end of year	0	545,469
Advances for drilling units under construction
Property, Plant and Equipment [Line Items]
Balance at beginning of year	545,469	394,852
Advances for drilling units under construction and related costs	27,693	242,988
Impairment loss (advances and related costs for drilling unit under construction)	(573,162)	(92,371)
Balance at end of year	$ 0	$ 545,469	$ 394,852